Loan Payables - Schedule of Loan Payables (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Loan Payables [Abstract]
Loan payable	$ 479,498	$ 493,159
Non-current loan payable	2,054,992	2,113,539
Total	$ 2,534,490	$ 2,606,698